Goodwill and Intangible Assets (Details) (USD $)	8 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2014	Oct. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 47,343,000		$ 47,343,000			$ 15,159,000	$ 15,159,000
Acquisition	32,200,000
Impairment		(14,526,000)
Balance at the end of the period	47,343,000	51,478,000	47,343,000				15,159,000	15,159,000
Weibo Interactive
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period									7,517,000
Acquisition			7,517,000
Balance at the end of the period									7,517,000
All Sure
Changes in the carrying value of goodwill by segment
Acquisition			24,667,000
Balance at the end of the period	24,667,000		24,667,000
Weiyue
Changes in the carrying value of goodwill by segment
Acquisition		14,526,000		14,500,000
Impairment					(14,500,000)
Balance at the end of the period				14,526,000
Other business acquisitions
Changes in the carrying value of goodwill by segment
Acquisition		4,135,000
Game developer
Changes in the carrying value of goodwill by segment
Acquisition						3,800,000
Portal advertising
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period							15,159,000	15,159,000
Balance at the end of the period	39,826,000	39,826,000	39,826,000				15,159,000	15,159,000
Portal advertising | All Sure
Changes in the carrying value of goodwill by segment
Acquisition			24,667,000
Weibo
Changes in the carrying value of goodwill by segment
Balance at the end of the period	7,517,000	11,652,000	7,517,000
Weibo | Weibo Interactive
Changes in the carrying value of goodwill by segment
Acquisition			7,517,000
Weibo | Other business acquisitions
Changes in the carrying value of goodwill by segment
Acquisition		4,135,000
Others
Changes in the carrying value of goodwill by segment
Impairment		(14,526,000)
Others | Weiyue
Changes in the carrying value of goodwill by segment
Acquisition		$ 14,526,000